FINANCIAL INSTRUMENTS (Table)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS [Abstract]
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table sets forth the Company's financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2017 and December 31, 2016. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

As at December 31, 2017:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Short-term investments
Common shares held	$3,252	$3,252	$-	$-
Convertible debt	15,000	-	15,000	-
Long-term investments
Common shares held	$40,722	$40,722	$-	$-
Warrants	3,313	-	3,313	-
Convertible debt	16,595	-	16,595	-
	$78,882	$43,974	$34,908	$-

As at December 31, 2016:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Long-term investments
Common shares held	$28,850	$28,850	$-	$-
Warrants	3,404	-	3,404	-
Convertible debt	29,039	-	29,039	-
	$61,293	$28,850	$32,443	$-